Segment reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment reporting

Note 14 – Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CEO is the CODM. Management, including the CODM, reviews operation results by revenues, gross profit and gross margin, operating expenses and income from operations of different services, while gross profit is the profitability measure used by the CODM in making decisions about allocating resources and assessing performances. Based on management’s assessment, the Company has determined that it has two reportable segments as defined by ASC 280, which are transportation services and warehouse subleasing services.

The following tables present summary information by segment for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the year ended March 31, 2026
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$40,677,991	$4,699,986	$45,377,977
Revenues - a related party	253,795	-	253,795
Cost of revenues - third parties	(36,971,662)	(4,398,942)	(41,370,604)
Cost of revenues - related parties	(18,315)	-	(18,315)
Gross profit	3,941,809	301,044	4,242,853
Gross margin	9.6%	6.4%	9.3%
Reconciliation to loss before income taxes
Selling expenses	(479,282)	(437,619)	(916,901)
General and administrative expenses	(2,494,272)	(820,329)	(3,314,601)
Insurance indemnity	135,894	-	135,894
Government subsidies	75,853	48,941	124,794
Unallocated income (expenses)
- Group professional service fees			(222,389)
- Compensation of directors			(32,500)
- Share-based compensation			(816,950)
- Interest expenses, net			(287,422)
- Other income			74,519
Loss before income taxes			$(1,012,703)

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$70,008	$61,172	$131,180
Capital expenditures	554,858	324,091	878,949
Income tax expenses	(109,724)	(29,676)	(139,400)
Segment assets as of March 31, 2026	$21,424,344	$10,855,477	$32,279,821

	For the year ended March 31, 2025
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$34,918,308	$4,787,785	$39,706,093
Revenues - a related party	335,598	-	335,598
Cost of revenues - third parties	(29,756,523)	(4,276,746)	(34,033,269)
Cost of revenues - related parties	(8,581)	-	(8,581)
Gross profit	5,488,802	511,039	5,999,841
Gross margin	15.6%	10.7%	15.0%
Reconciliation to income before income taxes
Selling expenses	(643,448)	(131,036)	(774,484)
General and administrative expenses	(2,069,571)	(485,263)	(2,554,834)
Insurance indemnity	171,718	-	171,718
Government subsidies	16,642	-	16,642
Unallocated income (expenses)
- Audit and other professional fees			(371,314)
- Compensation of a director			(32,000)
- Interest expenses, net			(142,812)
- Other income			58,377
Income before income taxes			$2,371,134

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$76,825	$11,897	$88,722
Capital expenditures	328,280	69,161	397,441
Income tax expenses	(539,869)	(51,239)	(591,108)
Segment assets as of March 31, 2025	$18,502,486	$6,279,005	$24,781,491

	For the year ended March 31, 2024
	Transportation services	Warehouse subleasing services	Total

Revenues - third parties	$37,295,968	$2,865,097	$40,161,065
Revenues - related parties	282,564	-	282,564
Cost of revenues - third parties	(32,997,049)	(2,427,339)	(35,424,388)
Cost of revenues - related parties	-	(574)	(574)
Gross profit	4,581,483	437,184	5,018,667
Gross margin	12.2%	15.3%	12.4%
Reconciliation to income before income taxes
Selling expenses	(690,873)	(21,465)	(712,338)
General and administrative expenses	(1,954,189)	(819,748)	(2,773,937)
Insurance indemnity	128,442	-	128,442
Government subsidies	27,202	-	27,202
Unallocated (expenses) income
- Audit fees			(90,000)
- Compensation of a director			(8,000)
- Interest expenses, net			(94,908)
- Other income, net			40,361
Income before income taxes			$1,535,489

Other segment disclosures	Transportation services	Warehouse subleasing services	Total
Depreciation (1)	$109,633	$5,517	$115,150
Capital expenditures	7,384	49	7,433
Income tax (expenses) benefit	(457,759)	5,970	(451,789)
Segment assets as of March 31, 2024	$18,573,064	$4,418,387	$22,991,451

(1)	the amounts of depreciation disclosed by reportable segments are included in cost of revenues and general and administrative expenses.

Substantially all of the Company’s assets are located in the PRC. For the years ended March 31, 2026, 2025 and 2024, substantially all of the Company’s revenues were generated within the PRC, respectively. As a result, management deems it not necessary to present revenues by geographic areas.